Accounts Payable, Accrued Expenses and Other	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other
Accounts Payable, Accrued Expenses and Other

Accounts payable, accrued expenses and other were as follows:

	December 31,
	2016	2015
	(in millions)
Accrued employee compensation and benefits	$438	$351
Accounts payable	314	268
Liability for guest loyalty program, current	543	494
Insurance reserves, current	122	116
Other accrued expenses	404	390
	$1,821	$1,619

Other accrued expenses consist of deposit liabilities related to hotel operations, taxes, rent, interest and other accrued balances.